Annual Total Returns (Vanguard Long-Term Investment-Grade Fund - Admiral Shares Participant:) (Vanguard Long-Term Investment-Grade Fund, Vanguard Long-Term Investment-Grade Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Annual Total Return
2014	18.29%
2013	(5.77%)
2012	11.77%
2011	17.30%
2010	10.85%
2009	8.89%
2008	2.40%
2007	3.86%
2006	2.99%
2005	5.27%